Fair Value Measurements - Determination of fair value of New Adagio Common Stock and Non-Redeeming subscription agreement shares on inception (Details) - Level 3 - CIK0001838821_ARYA Sciences Acquisition Corp IV
	Jun. 21, 2024 $ / shares	Feb. 13, 2024 $ / shares
Fair Value Measurements
Multiplying factor of purchase price for adjusted price per share	1.2	1.2
Base share price
Fair Value Measurements
Own equity measurement input		10
Base share price | Non-Redemption subscription agreement
Fair Value Measurements
Own equity measurement input	10
Adjusted per Share
Fair Value Measurements
Own equity measurement input		8.33
Adjusted per Share | Non-Redemption subscription agreement
Fair Value Measurements
Own equity measurement input	8.33
Adjusted share price
Fair Value Measurements
Own equity measurement input		7
Adjusted share price | Non-Redemption subscription agreement
Fair Value Measurements
Own equity measurement input	7.08
Probability of closing
Fair Value Measurements
Own equity measurement input		0.75
Probability of closing | Non-Redemption subscription agreement
Fair Value Measurements
Own equity measurement input	0.95
Estimated fair value per share at closing
Fair Value Measurements
Own equity measurement input		5.25
Estimated fair value per share at closing | Non-Redemption subscription agreement
Fair Value Measurements
Own equity measurement input	6.73